Earnings/(Loss) Per Share - Schedule of Anti-Dilutive Excluded from Computation (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class B Shares
Earnings / (Loss) per share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	379,396	278,877	209,695
Class A Shares
Earnings / (Loss) per share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	392,270	392,270	392,720
Equity option | Class B Shares
Earnings / (Loss) per share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	378,711	275,791	147,371
Equity option | Class A Shares
Earnings / (Loss) per share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	392,720	392,720	392,720
Convertible instruments | Class B Shares
Earnings / (Loss) per share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	685	3,086	62,324